Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance of the company. The MD&C Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” starting on page 4
1
.
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table and the “compensation actually paid” to our principal executive officer (“PEO”) and, on an average basis, our other NEOs, in each case, as determined under SEC rules, our Total Shareholder Return (“TSR”), the TSR of the S&P U.S. SmallCap Banks Index (“Peer Group”) over the same period, our net income, and our company-selected most important financial performance measure for compensatory purposes for the most recently completed fiscal year, PPNI.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income ($’000)	Company- Selected Measure (PPNI (5) ) ($’000)
2022	$1,490,677	$925,155	$591,637	$481,492	$86.65	$111.47	$56,573	$66,474
2021	$1,490,370	$1,750,578	$526,957	$586,924	$108.30	$126.43	$77,697	$71,497
2020	$1,459,283	$909,466	$528,013	$273,966	$73.99	$90.82	$38,332	$58,551

(1)	Martin K. Birmingham, President and Chief Executive Officer, was the PEO in 2022, 2021, and 2020.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable years’ service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Birmingham’s total compensation to determine the compensation actually paid:

	Martin K. Birmingham

	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$1,490,677	$1,490,370	$1,459,283
Minus pension values reported in SCT	—	21,893	157,872
Minus fair value of equity awards granted during fiscal year	373,097	364,277	320,720
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	45,610	49,376	41,473
Plus fair value of equity compensation granted in current year—value at end of year-end	309,664	420,014	283,680
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,088	22,038	(8,031)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(550,787)	256,560	(296,798)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(101,610)	(91,549)
Compensation Actually Paid	$925,155	$1,750,578	$909,466

(3)
In 2022 , the
non-PEO
NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Justin W. Bigham, EVP, Chief Community Banking Officer, Sean M. Willett, EVP, Chief Administrative Officer, and Kevin B. Quinn, SVP Chief Commercial Banking Officer; in 2021, the
non-PEO
NEOs include W. Jack Plants II, SVP, Chief Financial Officer and Treasurer, Justin W. Bigham, EVP, Chief Community Banking Officer, Sean M. Willett, EVP, Chief Administrative Officer, Kevin B. Quinn, SVP Chief Commercial Banking Officer, and Samuel J. Burruano Jr., EVP Chief Legal Officer & Corporate Secretary; and in 2020, the Non PEO NEOs include Justin W. Bigham, EVP, Chief Financial Officer, Joseph L. Dugan, Former SVP, Chief Experience and Go To Market Officer, Sean M. Willett, SVP, Chief Administration Officer, Craig Burton, SVP, Commercial Real Estate Executive, and William L. Kreienberg, Former EVP, Chief Banking and Revenue Officer. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

	Average NEO

	2022	2021	2020
Total Compensation as reported in SCT	$591,637	$526,957	$528,013
Minus pension values reported in SCT	3,199	16,521	16,217
Minus fair value of equity awards granted during fiscal year	129,844	89,072	90,587
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	12,316	10,967	10,812
Plus fair value of equity compensation granted in current year—value at end of year-end	107,769	102,701	55,620
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(2,535)	4,978	(3,048)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(94,652)	46,914	(100,126)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(110,501)
Compensation Actually Paid	$481,492	$586,924	$273,966

(4)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and calculated on December 31 of each 2022, 2021 and 2020, respectively. The TSR peer group consists of the S&P U.S. SmallCap Banks, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.

(5)	PPNI is a non-GAAP measure that we believe is useful in understanding our financial performance and condition. Refer to the GAAP to Non-GAAP Reconciliations in Appendix A.

Company Selected Measure Name	PPNI
Named Executive Officers, Footnote [Text Block]
(3)
In 2022 , the
non-PEO
NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Justin W. Bigham, EVP, Chief Community Banking Officer, Sean M. Willett, EVP, Chief Administrative Officer, and Kevin B. Quinn, SVP Chief Commercial Banking Officer; in 2021, the
non-PEO
NEOs include W. Jack Plants II, SVP, Chief Financial Officer and Treasurer, Justin W. Bigham, EVP, Chief Community Banking Officer, Sean M. Willett, EVP, Chief Administrative Officer, Kevin B. Quinn, SVP Chief Commercial Banking Officer, and Samuel J. Burruano Jr., EVP Chief Legal Officer & Corporate Secretary; and in 2020, the Non PEO NEOs include Justin W. Bigham, EVP, Chief Financial Officer, Joseph L. Dugan, Former SVP, Chief Experience and Go To Market Officer, Sean M. Willett, SVP, Chief Administration Officer, Craig Burton, SVP, Commercial Real Estate Executive, and William L. Kreienberg, Former EVP, Chief Banking and Revenue Officer. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019 and calculated on December 31 of each 2022, 2021 and 2020, respectively. The TSR peer group consists of the S&P U.S. SmallCap Banks, which is the same peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 1,490,677	$ 1,490,370	$ 1,459,283
PEO Actually Paid Compensation Amount	$ 925,155	1,750,578	909,466
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable years’ service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Birmingham’s total compensation to determine the compensation actually paid:

	Martin K. Birmingham

	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$1,490,677	$1,490,370	$1,459,283
Minus pension values reported in SCT	—	21,893	157,872
Minus fair value of equity awards granted during fiscal year	373,097	364,277	320,720
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	45,610	49,376	41,473
Plus fair value of equity compensation granted in current year—value at end of year-end	309,664	420,014	283,680
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	3,088	22,038	(8,031)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(550,787)	256,560	(296,798)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(101,610)	(91,549)
Compensation Actually Paid	$925,155	$1,750,578	$909,466

Non-PEO NEO Average Total Compensation Amount	$ 591,637	526,957	528,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 481,492	586,924	273,966
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
In 2022 , the
non-PEO
NEOs include W. Jack Plants II, EVP, Chief Financial Officer and Treasurer, Justin W. Bigham, EVP, Chief Community Banking Officer, Sean M. Willett, EVP, Chief Administrative Officer, and Kevin B. Quinn, SVP Chief Commercial Banking Officer; in 2021, the
non-PEO
NEOs include W. Jack Plants II, SVP, Chief Financial Officer and Treasurer, Justin W. Bigham, EVP, Chief Community Banking Officer, Sean M. Willett, EVP, Chief Administrative Officer, Kevin B. Quinn, SVP Chief Commercial Banking Officer, and Samuel J. Burruano Jr., EVP Chief Legal Officer & Corporate Secretary; and in 2020, the Non PEO NEOs include Justin W. Bigham, EVP, Chief Financial Officer, Joseph L. Dugan, Former SVP, Chief Experience and Go To Market Officer, Sean M. Willett, SVP, Chief Administration Officer, Craig Burton, SVP, Commercial Real Estate Executive, and William L. Kreienberg, Former EVP, Chief Banking and Revenue Officer. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

	Average NEO

	2022	2021	2020
Total Compensation as reported in SCT	$591,637	$526,957	$528,013
Minus pension values reported in SCT	3,199	16,521	16,217
Minus fair value of equity awards granted during fiscal year	129,844	89,072	90,587
Plus pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	12,316	10,967	10,812
Plus fair value of equity compensation granted in current year—value at end of year-end	107,769	102,701	55,620
Plus change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(2,535)	4,978	(3,048)
Plus change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(94,652)	46,914	(100,126)
Plus dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(110,501)
Compensation Actually Paid	$481,492	$586,924	$273,966

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(i)	Compensation Actually Paid (“CAP”) vs. Company TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]
(ii)	Compensation Actually Paid vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
(iii)	Compensation Actually Paid vs PPNI (Company-Selected Measure)

(1)	This is a non-GAAP measure that we believe is useful in understanding our financial performance and condition. Refer to the GAAP to Non-GAAP Reconciliations in Appendix A.

Total Shareholder Return Vs Peer Group [Text Block]
(i)	Compensation Actually Paid (“CAP”) vs. Company TSR and Peer Group TSR

Tabular List [Table Text Block]
PERFORMANCE MEASURES
The most important financial measures used by the company to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year to the Company’s performance are:

Most Important Financial Performance Measures
PPNI
Total Loan Growth
Core Deposit Growth
Net Charge-Off Ratio
Return on Average Equity
Return on Average Assets

Total Shareholder Return Amount	$ 86.65	108.3	73.99
Peer Group Total Shareholder Return Amount	111.47	126.43	90.82
Net Income (Loss)	$ 56,573,000	$ 77,697,000	$ 38,332,000
Company Selected Measure Amount	66,474,000	71,497,000	58,551,000
PEO Name	Martin K. Birmingham
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	PPNI
Non-GAAP Measure Description [Text Block]	PPNI is a non-GAAP measure that we believe is useful in understanding our financial performance and condition. Refer to the GAAP to Non-GAAP Reconciliations in Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Loan Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Deposit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Off Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
PEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (21,893)	$ (157,872)
PEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (373,097)	(364,277)	(320,720)
PEO [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,610	49,376	41,473
PEO [Member] | Fair value of equity compensation granted in current yearvalue at end of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,664	420,014	283,680
PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,088	22,038	(8,031)
PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(550,787)	256,560	(296,798)
PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(101,610)	(91,549)
Non-PEO NEO [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,199)	(16,521)	(16,217)
Non-PEO NEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(129,844)	(89,072)	(90,587)
Non-PEO NEO [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,316	10,967	10,812
Non-PEO NEO [Member] | Fair value of equity compensation granted in current yearvalue at end of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,769	102,701	55,620
Non-PEO NEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,535)	4,978	(3,048)
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (94,652)	$ 46,914	(100,126)
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (110,501)